Accounts Receivable (Details Textual)	Dec. 31, 2012	Dec. 31, 2011
Casino 1 [Member]
Accounts Receivable Percentage Of Total Receivables	32.00%	77.00%
Casino 2 [Member]
Accounts Receivable Percentage Of Total Receivables	26.00%	20.00%
Casino 3 [Member]
Accounts Receivable Percentage Of Total Receivables	42.00%	3.00%